                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Enterprise Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 6/30/05

                               A SHARES                 B SHARES                C SHARES
                            since 01/07/54           since 12/20/91          since 07/20/93
----------------------------------------------------------------------------------------------
                                       W/MAX                    W/MAX                   W/MAX
                                       5.75%                    5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES      W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES      CHARGE      CHARGES     CHARGE      CHARGES     CHARGE

Since Inception            11.38%       11.26%       7.28%       7.28%       6.07%       6.07%

10-year                     5.46         4.83        4.95        4.95        4.65        4.65

5-year                    -10.30       -11.35      -11.01      -11.24      -10.97      -10.97

1-year                      3.97        -1.99        3.11       -1.89        3.16        2.16

6-month                     0.33        -5.45       -0.09       -5.08        0.00       -1.00
----------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statement for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Enterprise Fund is managed by the Adviser's Enterprise team.(1) Current members include Sandip Bhagat, Managing Director of the Adviser; and Feng Chang, Kevin Jung, Leah Modigliani and Hooman Yaghoobi, Executive Directors of the Adviser.

MARKET CONDITIONS

Major factors driving the stock market during the fund's six-month reporting period included oil prices, the interest rate environment, and corporate earnings. Following a rally in the fourth quarter of 2004, the U.S. equity market retreated early in 2005. As oil prices soared to more than $60 per barrel by the close of the period, investors feared for the future pace of U.S. economic growth. The Federal Open Market Committee (the "Fed") continued to increase the federal funds target rate at each of its meetings. While short-term interest rates increased, long-term rates fell, and this flattening of the yield curve concerned some investors who believed it indicated trouble ahead.

The period was not without its more optimistic signs. Although the technology sector reported weaker than expected earnings, corporate earnings overall were more positive than investors had anticipated. As mortgage rates fell along with the long-term interest rates, consumer confidence strengthened. Moreover, in the final months of the period, investors were encouraged by signs that the Fed appeared to be nearing the end of its rate tightening cycle.

Within the fund's universe of Russell 1000 Growth Index stocks, energy, utilities and health care were the index's best performing sectors, while all other market sectors posted negative returns.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 0.33 percent for the six months ended June 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark indexes, the Russell 1000 Growth Index and the Standard & Poor's 500 Index, returned -1.72 percent and -0.81 percent, respectively, for the period.

TOTAL RETURNS FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

-----------------------------------------------------------------
                                    RUSSELL 1000    S&P 500
      CLASS A   CLASS B   CLASS C   GROWTH INDEX     INDEX

       0.33%    -0.09%     0.00%       -1.72%       -0.81%
-----------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund outperformed its benchmarks primarily due to strong stock selection in three sectors: consumer discretionary, health care, and consumer staples. These sectors had negative returns in the overall market for the six-month period. In contrast, the fund's individual holdings within these groups achieved positive performance. Specialty retail and household durables stocks drove the fund's returns within the consumer discretionary space. The fund's health care providers and services stocks performed well. Holdings in beverages and food and staples retailing led the fund's consumer staples group.

However, the fund suffered from poor stock selection in the industrials group. Specifically, air freight and logistics holdings were especially weak, as were industrial conglomerates. Elevated energy costs hurt these companies' profit margins because they were unable to defer the costs to their customers. Holdings in the technology sector were also a detractor from overall performance. A sluggish technology spending environment has continued to dim investors' enthusiasm for technology stocks. The computers and peripherals, Internet software and services, and software groups dampened the fund's return.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/05
Johnson & Johnson                                                 3.8%
Dell, Inc.                                                        3.1
General Electric Co.                                              3.1
Procter & Gamble Co.                                              2.4
Intel Corp.                                                       2.4
Microsoft Corp.                                                   2.3
UnitedHealth Group, Inc.                                          2.3
United Technologies Corp.                                         2.2
CVS Corp.                                                         2.0
Amgen, Inc.                                                       2.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
Pharmaceuticals                                                   8.3%
Managed Health Care                                               6.6
Computer Hardware                                                 5.3
Communications Equipment                                          4.9
Biotechnology                                                     4.7
Industrial Conglomerates                                          4.2
Systems Software                                                  3.8
Health Care Services                                              3.8
Semiconductors                                                    3.7
Aerospace & Defense                                               2.7
Diversified Banks                                                 2.7
Integrated Telecommunication Services                             2.6
Hotels, Resorts & Cruise Lines                                    2.5
Household Products                                                2.4
Apparel Retail                                                    2.3
Consumer Finance                                                  2.2
Data Processing & Outsourcing Services                            2.1
Drug Retail                                                       2.0
Hypermarkets & Super Centers                                      2.0
Internet Software & Services                                      1.6
Soft Drinks                                                       1.5
General Merchandise Stores                                        1.5
Homebuilding                                                      1.3
Packaged Foods & Meats                                            1.3
Personal Products                                                 1.3
Application Software                                              1.3
Industrial Machinery                                              1.3
Investment Banking & Brokerage                                    1.3
Electrical Components & Equipment                                 1.2
Health Care Equipment                                             1.2
Computer Storage & Peripherals                                    1.2
Distillers & Vintners                                             1.1
Movies & Entertainment                                            1.0
Multi-line Insurance                                              1.0
Integrated Oil & Gas                                              0.9
Semiconductor Equipment                                           0.8
Home Improvement Retail                                           0.7
Other Diversified Financial Services                              0.7
Casinos & Gaming                                                  0.6
Thrifts & Mortgage Finance                                        0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
                                       (continued from previous page)
Oil & Gas Equipment & Services                                    0.6
Apparel, Accessories & Luxury Goods                               0.5
Restaurants                                                       0.5
Education Services                                                0.5
Health Care Facilities                                            0.5
IT Consulting & Other Services                                    0.5
Trucks                                                            0.5
Internet Retail                                                   0.4
Household Appliances                                              0.4
Air Freight & Logistics                                           0.4
Department Stores                                                 0.4
Services                                                          0.4
Electronic Equipment Manufacturers                                0.4
Leisure Products                                                  0.4
Footwear                                                          0.3
                                                                -----
Total Long-Term Investments                                      98.9%
Short-Term Investments                                            1.2
Liabilities in Excess of Other Assets                           (0.1)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 1/1/05           6/30/05       01/1/05-06/30/05
Class A
  Actual....................................    $1,000.00        $1,003.26           $5.66
  Hypothetical..............................     1,000.00         1,019.19            5.71
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00           999.11            9.47
  Hypothetical..............................     1,000.00         1,015.39            9.54
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,000.00            9.47
  Hypothetical..............................     1,000.00         1,015.39            9.54
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.14%, 1.91%, and 1.91% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  98.9%
AEROSPACE & DEFENSE  2.7%
Precision Castparts Corp. ..................................    114,137    $    8,891,272
United Technologies Corp. ..................................    636,700        32,694,545
                                                                           --------------
                                                                               41,585,817
                                                                           --------------
AIR FREIGHT & LOGISTICS  0.4%
FedEx Corp. ................................................     82,100         6,650,921
                                                                           --------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.5%
Coach, Inc. (a).............................................    244,300         8,201,151
                                                                           --------------

APPAREL RETAIL  2.2%
Abercrombie & Fitch Co., Class A............................    141,700         9,734,790
American Eagle Outfitters, Inc. ............................    222,900         6,831,885
Chico's FAS, Inc. (a).......................................    191,600         6,568,048
Pacific Sunwear of California, Inc. (a).....................    196,400         4,515,236
Urban Outfitters, Inc. (a)..................................    114,300         6,479,667
                                                                           --------------
                                                                               34,129,626
                                                                           --------------
APPLICATION SOFTWARE  1.3%
SAP AG--ADR (Germany).......................................    446,960        19,353,368
                                                                           --------------

BIOTECHNOLOGY  4.7%
Amgen, Inc. (a).............................................    507,300        30,671,358
Celgene Corp. (a)...........................................    490,958        20,016,358
Gilead Sciences, Inc. (a)...................................    461,557        20,303,892
                                                                           --------------
                                                                               70,991,608
                                                                           --------------
CASINOS & GAMING  0.6%
Harrah's Entertainment, Inc. ...............................    122,200         8,806,954
                                                                           --------------

COMMUNICATIONS EQUIPMENT  4.9%
ADTRAN, Inc. ...............................................    499,000        12,370,210
Cisco Systems, Inc. (a).....................................  1,239,300        23,683,023
Comverse Technology, Inc. (a)...............................    270,359         6,393,990
Corning, Inc. (a)...........................................    663,600        11,029,032
Juniper Networks, Inc. (a)..................................    309,854         7,802,124
Motorola, Inc. .............................................    466,200         8,512,812
QUALCOMM, Inc. .............................................    139,600         4,608,196
                                                                           --------------
                                                                               74,399,387
                                                                           --------------
COMPUTER HARDWARE  5.3%
Apple Computer, Inc. (a)....................................    191,800         7,060,158
Avid Technology, Inc. (a)...................................    132,600         7,064,928
Dell, Inc. (a)..............................................  1,202,086        47,494,418
International Business Machines Corp. ......................    257,100        19,076,820
                                                                           --------------
                                                                               80,696,324
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp. (a)...............................................  1,238,300    $   16,977,093
Lexmark International, Inc., Class A (a)....................     17,081         1,107,361
                                                                           --------------
                                                                               18,084,454
                                                                           --------------
CONSUMER FINANCE  2.2%
American Express Co. .......................................    414,388        22,057,873
Capital One Financial Corp. ................................    141,700        11,337,417
                                                                           --------------
                                                                               33,395,290
                                                                           --------------
DATA PROCESSING & OUTSOURCING SERVICES  2.1%
Affiliated Computer Services, Inc., Class A (a).............    107,500         5,493,250
Automatic Data Processing, Inc. ............................    492,500        20,670,225
First Data Corp. ...........................................    150,500         6,041,070
                                                                           --------------
                                                                               32,204,545
                                                                           --------------
DEPARTMENT STORES  0.4%
Nordstrom, Inc. ............................................     97,700         6,640,669
                                                                           --------------

DISTILLERS & VINTNERS  1.1%
Brown-Forman Corp., Class B.................................    269,200        16,275,832
                                                                           --------------

DIVERSIFIED BANKS  2.7%
Bank of America Corp. ......................................    622,220        28,379,454
Wells Fargo & Co. ..........................................    199,400        12,279,052
                                                                           --------------
                                                                               40,658,506
                                                                           --------------
DRUG RETAIL  2.0%
CVS Corp. ..................................................  1,067,200        31,023,504
                                                                           --------------

EDUCATION SERVICES  0.5%
Career Education Corp. (a)..................................    210,218         7,696,081
                                                                           --------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.2%
Ametek, Inc. ...............................................    243,300        10,182,105
Rockwell Automation, Inc. ..................................    172,000         8,378,120
                                                                           --------------
                                                                               18,560,225
                                                                           --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.4%
Mettler-Toledo International, Inc. (Switzerland) (a)........    121,200         5,645,496
                                                                           --------------

FOOTWEAR  0.3%
Reebok International, Ltd. .................................    113,232         4,736,495
                                                                           --------------

GENERAL MERCHANDISE STORES  1.5%
Target Corp. ...............................................    410,500        22,335,305
                                                                           --------------

HEALTH CARE EQUIPMENT  1.2%
St. Jude Medical, Inc. (a)..................................    216,000         9,419,760
Zimmer Holdings, Inc. (a)...................................    117,300         8,934,741
                                                                           --------------
                                                                               18,354,501
                                                                           --------------

See Notes to Financial Statements                                             13

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE FACILITIES  0.5%
Manor Care, Inc. ...........................................    184,700    $    7,338,131
                                                                           --------------

HEALTH CARE SERVICES  3.8%
Caremark Rx, Inc. (a).......................................    329,400        14,664,888
DaVita, Inc. (a)............................................    132,908         6,044,656
Laboratory Corporation of America Holdings (a)..............    291,300        14,535,870
Lincare Holdings, Inc. (a)..................................    156,728         6,400,771
Medco Health Solutions, Inc. (a)............................    167,100         8,916,456
Quest Diagnostics, Inc. ....................................    134,800         7,180,796
                                                                           --------------
                                                                               57,743,437
                                                                           --------------
HOME IMPROVEMENT RETAIL  0.7%
Home Depot, Inc. ...........................................    279,000        10,853,100
                                                                           --------------

HOMEBUILDING  1.3%
D.R. Horton, Inc. ..........................................    427,657        16,084,180
M.D.C. Holdings, Inc. ......................................     52,100         4,285,225
                                                                           --------------
                                                                               20,369,405
                                                                           --------------
HOTELS, RESORTS & CRUISE LINES  2.5%
Carnival Corp. .............................................    148,885         8,121,677
Marriott International, Inc., Class A.......................    222,900        15,206,238
Starwood Hotels & Resorts Worldwide, Inc. ..................    246,122        14,415,365
                                                                           --------------
                                                                               37,743,280
                                                                           --------------
HOUSEHOLD APPLIANCES  0.4%
Black & Decker Corp. .......................................     75,200         6,756,720
                                                                           --------------

HOUSEHOLD PRODUCTS  2.4%
Procter & Gamble Co. .......................................    687,100        36,244,525
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  2.0%
Wal-Mart Stores, Inc. ......................................    617,700        29,773,140
                                                                           --------------

INDUSTRIAL CONGLOMERATES  4.2%
General Electric Co. .......................................  1,353,364        46,894,063
Tyco International, Ltd. (Bermuda)..........................    579,600        16,924,320
                                                                           --------------
                                                                               63,818,383
                                                                           --------------
INDUSTRIAL MACHINERY  1.3%
Danaher Corp. ..............................................    255,100        13,351,934
Ingersoll-Rand Co., Class A (Bermuda).......................     82,600         5,893,510
                                                                           --------------
                                                                               19,245,444
                                                                           --------------
INTEGRATED OIL & GAS  0.9%
ConocoPhillips..............................................     84,100         4,834,909
Exxon Mobil Corp. ..........................................     77,665         4,463,408
Total SA--ADR (France)......................................     37,289         4,357,220
                                                                           --------------
                                                                               13,655,537
                                                                           --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES  2.6%
Sprint Corp. ...............................................  1,079,870    $   27,093,938
Verizon Communications, Inc. ...............................    359,632        12,425,286
                                                                           --------------
                                                                               39,519,224
                                                                           --------------
INTERNET RETAIL  0.4%
eBay, Inc. (a)..............................................    206,400         6,813,264
                                                                           --------------

INTERNET SOFTWARE & SERVICES  1.6%
Yahoo!, Inc. (a)............................................    703,500        24,376,275
                                                                           --------------

INVESTMENT BANKING & BROKERAGE  1.3%
Merrill Lynch & Co., Inc. ..................................    345,000        18,978,450
                                                                           --------------

IT CONSULTING & OTHER SERVICES  0.5%
Cognizant Technology Solutions Corp., Class A (a)...........    153,500         7,234,455
                                                                           --------------

LEISURE PRODUCTS  0.4%
Brunswick Corp. ............................................    130,000         5,631,600
                                                                           --------------

MANAGED HEALTH CARE  6.6%
Aetna, Inc. ................................................    239,994        19,876,303
Coventry Health Care, Inc. (a)..............................    240,436        17,010,847
Pacificare Health Systems (a)...............................    207,200        14,804,440
UnitedHealth Group, Inc. ...................................    656,800        34,245,552
WellPoint, Inc. (a).........................................    195,200        13,593,728
                                                                           --------------
                                                                               99,530,870
                                                                           --------------
MOVIES & ENTERTAINMENT  1.0%
News Corp., Class A.........................................    696,900        11,275,842
Walt Disney Co. ............................................    156,400         3,938,152
                                                                           --------------
                                                                               15,213,994
                                                                           --------------
MULTI-LINE INSURANCE  1.0%
American International Group, Inc. .........................    145,080         8,429,148
Unitrin, Inc. ..............................................    133,800         6,569,580
                                                                           --------------
                                                                               14,998,728
                                                                           --------------
OIL & GAS EQUIPMENT & SERVICES  0.6%
Baker Hughes, Inc. .........................................    167,100         8,548,836
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.7%
J.P. Morgan Chase & Co. ....................................    305,900        10,804,388
                                                                           --------------

PACKAGED FOODS & MEATS  1.3%
Hershey Foods Corp. ........................................    198,306        12,314,803
WM Wrigley Jr. Co. .........................................    109,237         7,519,875
                                                                           --------------
                                                                               19,834,678
                                                                           --------------

See Notes to Financial Statements                                             15

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
PERSONAL PRODUCTS  1.3%
Avon Products, Inc. ........................................    257,760    $    9,756,216
Gillette Co. ...............................................    193,500         9,796,905
                                                                           --------------
                                                                               19,553,121
                                                                           --------------
PHARMACEUTICALS  8.3%
Abbott Laboratories.........................................    103,600         5,077,436
Allergan, Inc. .............................................    103,500         8,822,340
Forest Laboratories, Inc. (a)...............................    175,900         6,833,715
Johnson & Johnson (b).......................................    875,149        56,884,685
Pfizer, Inc. ...............................................    308,000         8,494,640
Schering-Plough Corp. ......................................  1,085,389        20,687,514
Wyeth, Inc. ................................................    419,300        18,658,850
                                                                           --------------
                                                                              125,459,180
                                                                           --------------
RESTAURANTS  0.5%
Yum! Brands, Inc. ..........................................    151,200         7,874,496
                                                                           --------------

SEMICONDUCTOR EQUIPMENT  0.8%
Applied Materials, Inc. ....................................    728,100        11,780,658
                                                                           --------------

SEMICONDUCTORS  3.7%
Analog Devices, Inc. .......................................    142,700         5,324,137
Intel Corp. ................................................  1,373,700        35,798,622
Linear Technology Corp. ....................................    205,200         7,528,788
NVIDIA Corp. (a)............................................    279,000         7,454,880
                                                                           --------------
                                                                               56,106,427
                                                                           --------------
SERVICES  0.4%
Brinks Co. .................................................    163,300         5,878,800
                                                                           --------------

SOFT DRINKS  1.5%
Pepsi Bottling Group, Inc. .................................    176,900         5,061,109
PepsiCo, Inc. ..............................................    341,100        18,395,523
                                                                           --------------
                                                                               23,456,632
                                                                           --------------
SYSTEMS SOFTWARE  3.9%
Adobe Systems, Inc. ........................................    609,800        17,452,476
Computer Associates International, Inc. ....................      6,081           167,106
Microsoft Corp. ............................................  1,397,600        34,716,384
Symantec Corp. (a)..........................................    278,600         6,056,764
                                                                           --------------
                                                                               58,392,730
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  0.6%
Fannie Mae..................................................     83,453         4,873,655
IndyMac Bancorp, Inc. ......................................     91,400         3,722,722
                                                                           --------------
                                                                                8,596,377
                                                                           --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
TRUCKS  0.5%
Deere & Co. ................................................    106,846    $    6,997,344
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS  98.9%
(Cost $1,341,324,793)...................................................    1,499,547,688

REPURCHASE AGREEMENT  1.2%
State Street Bank & Trust Co. ($18,179,000 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 3.25%, dated 06/30/05, to
  be sold on 07/01/05 at $18,180,641)
  (Cost $18,179,000)....................................................       18,179,000
                                                                           --------------

TOTAL INVESTMENTS  100.1%
  (Cost $1,359,503,793).................................................    1,517,726,688
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)...........................       (1,296,278)
                                                                           --------------

NET ASSETS  100.0%......................................................   $1,516,430,410
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             17

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $1,359,503,793).....................  $1,517,726,688
Receivables:
  Investments Sold..........................................      56,252,172
  Fund Shares Sold..........................................         768,545
  Dividends.................................................         460,413
  Interest..................................................           1,641
Other.......................................................         271,054
                                                              --------------
    Total Assets............................................   1,575,480,513
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      53,636,028
  Fund Shares Repurchased...................................       2,004,254
  Distributor and Affiliates................................       1,459,625
  Investment Advisory Fee...................................         611,548
  Variation Margin on Futures...............................          99,900
  Custodian Bank............................................          50,707
Accrued Expenses............................................         864,894
Trustees' Deferred Compensation and Retirement Plans........         323,147
                                                              --------------
    Total Liabilities.......................................      59,050,103
                                                              --------------
NET ASSETS..................................................  $1,516,430,410
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,159,034,712
Net Unrealized Appreciation.................................     157,995,441
Accumulated Undistributed Net Investment Income.............      (2,542,522)
Accumulated Net Realized Loss...............................    (798,057,221)
                                                              --------------
NET ASSETS..................................................  $1,516,430,410
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,152,383,144 and 93,570,038 shares of
    beneficial interest issued and outstanding).............  $        12.32
    Maximum sales charge (5.75%* of offering price).........             .75
                                                              --------------
    Maximum offering price to public........................  $        13.07
                                                              ==============
  Class B Shares:
    Net asset value and offering price per >share (Based on
    net assets of $333,285,798 and 29,591,090 shares of
    beneficial interest issued and outstanding).............  $        11.26
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,761,468 and 2,697,347 shares of
    beneficial interest issued and outstanding).............  $        11.40
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $27,034).....  $  7,611,236
Interest....................................................       381,476
                                                              ------------
    Total Income............................................     7,992,712
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,711,829
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,400,424, $1,752,203 and $159,908,
  respectively).............................................     3,312,535
Shareholder Services........................................     2,644,777
Custody.....................................................        70,634
Legal.......................................................        50,193
Trustees' Fees and Related Expenses.........................        17,934
Other.......................................................       428,958
                                                              ------------
    Total Expenses..........................................    10,236,860
    Less Credits Earned on Cash Balances....................        25,019
                                                              ------------
    Net Expenses............................................    10,211,841
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (2,219,129)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 32,151,048
  Futures...................................................       327,366
                                                              ------------
Net Realized Gain...........................................    32,478,414
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   187,439,260
                                                              ------------
  End of the Period:
    Investments.............................................   158,222,895
    Futures.................................................      (227,454)
                                                              ------------
                                                               157,995,441
                                                              ------------
Net Unrealized Depreciation During the Period...............   (29,443,819)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  3,034,595
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $    815,466
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2005      DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................   $   (2,219,129)     $     (512,436)
Net Realized Gain.....................................       32,478,414         107,364,073
Net Unrealized Depreciation During the Period.........      (29,443,819)        (59,001,941)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...          815,466          47,849,696
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       70,893,088         165,205,557
Cost of Shares Repurchased............................     (208,345,968)       (354,073,898)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (137,452,880)       (188,868,341)
                                                         --------------      --------------
TOTAL DECREASE IN NET ASSETS..........................     (136,637,414)       (141,018,645)
NET ASSETS:
Beginning of the Period...............................    1,653,067,824       1,794,086,469
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of ($2,542,522) and
  ($323,393), respectively)...........................   $1,516,430,410      $1,653,067,824
                                                         ==============      ==============

 20                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX
                               MONTHS
                               ENDED                      YEAR ENDED DECEMBER 31,
CLASS A SHARES                JUNE 30,    --------------------------------------------------------
                                2005        2004        2003        2002        2001        2000
                              --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF THE PERIOD..............  $  12.28    $  11.86    $   9.44    $  13.41    $  16.95    $  22.77
                              --------    --------    --------    --------    --------    --------
 Net Investment
   Income/Loss..............      (.01)(b)      .02(b)     (.02)(b)     (.01)(b)     (.02)     (.08)
 Net Realized and Unrealized
   Gain/Loss................       .05         .40        2.44       (3.96)      (3.50)      (3.17)
                              --------    --------    --------    --------    --------    --------
Total from Investment
 Operations.................       .04         .42        2.42       (3.97)      (3.52)      (3.25)
Less Distributions from Net
 Realized Gain..............       -0-         -0-         -0-         -0-         .02        2.57
                              --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
 PERIOD.....................  $  12.32    $  12.28    $  11.86    $   9.44    $  13.41    $  16.95
                              ========    ========    ========    ========    ========    ========

Total Return (a)............     0.33%*      3.54%      25.64%     -29.60%     -20.75%     -14.98%
Net Assets at End of the
 Period (In millions).......  $1,152.4    $1,230.7    $1,296.5    $1,152.9    $1,770.4    $2,293.4
Ratio of Expenses to Average
 Net Assets.................     1.14%       1.11%       1.15%       1.08%       1.05%        .89%
Ratio of Net Investment
 Income/Loss to Average Net
 Assets.....................     (.10%)       .18%       (.16%)      (.06%)      (.15%)      (.30%)
Portfolio Turnover..........       15%*       154%        140%         93%         90%        117%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchases prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             21

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX
                                  MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS B SHARES                   JUNE 30,    -------------------------------------------------
                                   2005       2004      2003      2002       2001       2000
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 THE PERIOD....................   $11.27     $10.97    $ 8.80    $ 12.60    $ 16.05    $ 21.88
                                  ------     ------    ------    -------    -------    -------
 Net Investment Loss (b).......     (.05)      (.06)     (.09)      (.09)      (.12)      (.23)
 Net Realized and Unrealized
   Gain/Loss...................      .04        .36      2.26      (3.71)     (3.31)     (3.03)
                                  ------     ------    ------    -------    -------    -------
Total from Investment
 Operations....................     (.01)       .30      2.17      (3.80)     (3.43)     (3.26)
Less Distributions from Net
 Realized Gain.................      -0-        -0-       -0-        -0-        .02       2.57
                                  ------     ------    ------    -------    -------    -------
NET ASSET VALUE, END OF THE
 PERIOD........................   $11.26     $11.27    $10.97    $  8.80    $ 12.60    $ 16.05
                                  ======     ======    ======    =======    =======    =======

Total Return (a)...............   -0.09%*     2.73%    24.66%    -30.16%    -21.35%    -15.65%
Net Assets at End of the Period
 (In millions).................   $333.3     $387.0    $451.2    $ 403.2    $ 693.8    $ 976.5
Ratio of Expenses to Average
 Net Assets....................    1.91%      1.88%     1.93%      1.85%      1.80%      1.67%
Ratio of Net Investment Loss to
 Average Net Assets............    (.87%)     (.60%)    (.93%)     (.83%)     (.91%)    (1.09%)
Portfolio Turnover.............      15%*      154%      140%        93%        90%       117%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 22                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX
                                  MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS C SHARES                   JUNE 30,    -------------------------------------------------
                                   2005       2004      2003      2002       2001       2000
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 THE PERIOD....................   $11.41     $11.11    $ 8.91    $ 12.76    $ 16.25    $ 22.09
                                  ------     ------    ------    -------    -------    -------
 Net Investment Loss (b).......     (.05)      (.07)     (.09)      (.09)      (.12)      (.21)
 Net Realized and Unrealized
   Gain/Loss...................      .04        .37      2.29      (3.76)     (3.35)     (3.06)
                                  ------     ------    ------    -------    -------    -------
Total from Investment
 Operations....................     (.01)       .30      2.20      (3.85)     (3.47)     (3.27)
Less Distributions from Net
 Realized Gain.................      -0-        -0-       -0-        -0-        .02       2.57
                                  ------     ------    ------    -------    -------    -------
NET ASSET VALUE, END OF THE
 PERIOD........................   $11.40     $11.41    $11.11    $  8.91    $ 12.76    $ 16.25
                                  ======     ======    ======    =======    =======    =======

Total Return (a)...............    0.00%*     2.70%    24.69%    -30.17%    -21.33%    -15.54%
Net Assets at End of the Period
 (In millions).................   $ 30.8     $ 35.4    $ 46.3    $  45.7    $  85.0    $ 124.2
Ratio of Expenses to Average
 Net Assets (c)................    1.91%      1.88%     1.93%      1.85%      1.80%      1.55%
Ratio of Net Investment Loss to
 Average Net Assets............    (.87%)     (.61%)    (.93%)     (.83%)     (.91%)     (.96%)
Portfolio Turnover.............      15%*      154%      140%        93%        90%       117%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2000.

See Notes to Financial Statements                                             23

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Enterprise Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks. The Fund commenced investment operations on January 7, 1954. The distribution of the Fund's Class B and Class C Shares commenced on December 20, 1991 and July 20, 1993, respectively. The Fund registered Class I shares on October 29, 2004. There were no sales of Class I shares as of June 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $818,033,609 which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$346,434,666................................................  December 31, 2009
 457,676,977................................................  December 31, 2010
  13,921,966................................................  December 31, 2011

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $1,370,481,382
                                                              ==============
Gross tax unrealized appreciation...........................     186,197,763
Gross tax unrealized depreciation...........................     (38,952,457)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  147,245,306
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of future gains are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Fund's custody fee was reduced by $25,019 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................    0.50%
Next $1 billion.............................................    0.45%
Next $1 billion.............................................    0.40%
Over $3 billion.............................................    0.35%

    For the six months ended June 30, 2005, the Fund recognized expenses of approximately $50,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP,

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $32,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $2,101,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $208,437 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $15,586.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $1,398,975,948, $677,821,425, and
$82,237,339 for Classes A, B and C, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    4,700,524    $  56,638,281
  Class B...................................................    1,158,336       12,749,562
  Class C...................................................      134,542        1,505,245
                                                              -----------    -------------
Total Sales.................................................    5,993,402    $  70,893,088
                                                              ===========    =============
Repurchases:
  Class A...................................................  (11,390,175)   $(137,291,611)
  Class B...................................................   (5,905,988)     (65,071,413)
  Class C...................................................     (535,562)      (5,982,944)
                                                              -----------    -------------
Total Repurchases...........................................  (17,831,725)   $(208,345,968)
                                                              ===========    =============

    At December 31, 2004, capital aggregated $1,479,629,278 , $730,143,276, and
$86,715,038 for Classes A, B and C, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   10,574,620    $ 123,485,230
  Class B...................................................    3,404,936       36,787,990
  Class C...................................................      450,473        4,932,337
                                                              -----------    -------------
Total Sales.................................................   14,430,029    $ 165,205,557
                                                              ===========    =============
Repurchases:
  Class A...................................................  (19,654,415)   $(228,583,715)
  Class B...................................................  (10,196,712)    (108,926,498)
  Class C...................................................   (1,524,015)     (16,563,685)
                                                              -----------    -------------
Total Repurchases...........................................  (31,375,142)   $(354,073,898)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2005 and the year ended December 31, 2004, 1,617,424 and 1,807,347, Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon automatically convert to Class A Shares ten years after the end of the calendar month in which such shares

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2005 and the year ended December 31, 2004, 292,417 and 170,488 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $100,900 and CDSC on redeemed shares of approximately $184,200. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $231,202,936 and $331,440,113, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for six months ended June 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2004............................      182
Futures Opened..............................................    2,912
Futures Closed..............................................   (2,884)
                                                               ------
Outstanding at June 30, 2005................................      210
                                                               ======

    The futures contracts outstanding as of June 30, 2005, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P 500 Index Futures, September 2005 (Current Notional
  Value of $298,875 per contract)...........................      15        $ (43,387)
S&P Mini 500 Index Futures, September 2005 (Current Notional
  Value of $59,775 per contract)............................     195         (184,067)
                                                                 ---        ---------
                                                                 210        $(227,454)
                                                                 ===        =========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $6,333,400 and $590,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    Included in these fees for the six months ended June 30, 2005, are payments retained by Van Kampen of approximately $1,421,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $66,100.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a propriety sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN ENTERPRISE FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  12, 112, 212
                                                                  ENT SAR 6/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01911P-Y06/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005